Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	213,019	306,587	1,496,725	3,518,527
Professional Fees	120,380	107,485	326,982	397,727
Officer’s Salary	184,808	159,898	734,427	516,332
Rent - Related Party		3,273	3,683	13,092
Research and Development	27,504	87,768	197,745	88,470
Total Operating Expenses	545,711	665,011	2,759,562	4,534,148
Loss from Operations	(545,711)	(665,011)	(2,759,562)	(4,534,148)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)		90,100	90,100
Net change in unrealized depreciation on investment in gold bullion	22,951		(13,004)
Interest expense	(161,887)	(130,259)	(660,419)	(386,624)
Amortization of original issue discount	(362,032)	(235,492)	(4,702,918)	(50,505)
Total Other Income/(Expenses)	(500,968)	(275,651)	(5,286,241)	(437,129)
Net (Loss) before Provision for Income Taxes	(1,046,679)	(940,662)	(8,045,803)	(4,971,277)
Provision for Income Taxes
Net (Loss)	$ (1,046,679)	$ (940,662)	$ (8,045,803)	$ (4,971,277)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding during the period - Basic and Diluted	939,450,295	855,136,759	877,612,187	848,651,465